Summary of Significant Accounting Policies - Schedule of Calculation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended										9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 30, 2014	Sep. 29, 2015	Dec. 30, 2014	[1]	Sep. 30, 2014 [1]	Jul. 01, 2014 [1]	Apr. 01, 2014 [1]	Dec. 31, 2013 [2]	Sep. 24, 2013 [2]	Jun. 25, 2013 [2]	Mar. 26, 2013 [2]	Sep. 29, 2015	Sep. 30, 2014	Nov. 25, 2014	Dec. 30, 2014		Dec. 31, 2013 [2]	Dec. 25, 2012
Numerator:
Net income attributable to controlling and non-controlling interests	$ 475	$ 2,199	$ 644		$ 2,111	$ 2,303	$ 2,494	$ 1,420	$ 1,188	$ 1,901	$ 1,240	$ 7,582	$ 6,908	$ 7,077	$ 7,552	[1]	$ 5,750	$ 3,058
Less: net income attributable to non-controlling interests	$ 507	(1,281)	(676)		$ (2,111)	$ (2,303)	$ (2,494)	$ (1,420)	$ (1,188)	$ (1,901)	$ (1,240)	(5,304)	$ (6,908)		(7,584)	[1]	$ (5,750)	$ (3,058)
Net income (loss) attributable to Habit Restaurants, Inc.		$ 918	$ (32)									$ 2,278			$ (32)	[1]
Class A Common Stock [Member]
Denominator: Weighted average shares of Class A common stock outstanding
Basic		13,759,754										12,006,932			8,974,550
Diluted		13,762,934										12,013,810			8,974,550
Net income attributable to The Habit Restaurants, Inc. per share Class A common stock
Basic		$ 0.07	$ 0.00	[3]								$ 0.19			$ 0.00	[1],[3]
Diluted		$ 0.07	$ 0.00	[3]								$ 0.19			$ 0.00	[1],[3]
Below is a reconciliation of basic and diluted share counts
Basic		13,759,754										12,006,932			8,974,550
Dilutive effect of stock options		3,180										6,878
Diluted		13,762,934										12,013,810			8,974,550

[1]	The quarterly information presented for the quarters ended April 1, 2014, July 1, 2014 and September 30, 2014 reflect the consolidated financial statement results attributable to the LLC. The quarterly information presented for the quarter ended December 30, 2014 reflects the consolidated financial statement results of the Company. Certain totals will not sum exactly due to rounding.
[2]	The quarterly information presented for the fiscal year ended December 31, 2013 reflects the consolidated financial statement results entirely attributable to the LLC. Certain totals will not sum exactly due to rounding.
[3]	All earnings per share information attributable to these historical periods is not comparable to earnings per share information attributable to the Company after the IPO and, as such, has been omitted.